ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Disclosure of accounts receivable [Table Text Block]
	As at December 31,
	2023	2022
Trade and settlement receivables	11,039	11,401
Insurance proceeds receivable	4,057	-
Other receivables	1,418	1,822
	16,514	13,223